UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007
                                               -----------------

Check here if Amendment [  ]: Amendment Number:
                                                -----------------------

         This Amendment (Check only one):   |_| is a restatement.

                                            |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:             Cliffwood Partners LLC
Address:          11726 San Vicente Blvd. #600
                  Los Angeles, CA  90049


Form 13F File Number: 028-06233
                      ---------

                  The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:             Carl B. Tash
Title:            Chief Executive Officer
Phone:            (310) 442-0370 Ext. 223

Signature, Place and Date of Signing:

                               11726 San Vicente Blvd. #600    February 14, 2008
/s/ Carl B. Tash               Los Angeles, CA  90049
---------------------------
Carl B. Tash


Report Type (Check only one):

|X| 13F HOLDINGS REPORT

|_| 13F NOTICE

|_| 13F COMBINATION REPORT


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                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   30

Form 13F Information Table Value Total:   $469,728 (thousands)

List of Other Included Managers:          None





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                                                  Form 13F INFORMATION TABLE
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  Column 1           Column 2   Column 3   Column 4            Column 5               Column 6    Column 7        Column 8
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                      Title of            Value    Shrs or prn    SH/     Put/    Investment    Other       Voting authority
Name of Issuer         Class    CUSIP   (X$1,000)      amt.       PRN     Call    discretion   managers    Sole   Shared  None
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
                      Com Sh
Acadia Rlty Tr        Ben Int  004239109  $21,379.00      834,800    SH                  Yes        None      sole
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American Ld Lease Inc   Com    027118108  $12,550.00      632,900    SH                  Yes        None      sole
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AvalonBay Cmntys Inc    Com    053484101  $23,151.00      245,917    SH                  Yes        None      sole
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Biomed Realty Trust Inc Com    09063H107  $10,357.00      447,000    SH                  Yes        None      sole
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Boston Properties Inc   Com    101121101  $21,741.00      236,800    SH                  Yes        None      sole
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Cogdell Spencer Inc     Com    19238U107   $8,015.00      502,200    SH                  Yes        None      sole
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Corporate Office      Sh Ben   22002T108  $10,543.00      334,700    SH                  Yes        None      sole
Pptys Tr                Int
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Corrections Corp      Com New  22025Y407  $12,028.00      407,600    SH                  Yes        None      sole
Amer New
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DCT Industrial Trust    Com    233153105   $8,633.00      927,300    SH                  Yes        None      sole
Inc
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Douglas Emmett Inc      Com    25960P109  $23,639.00    1,045,500    SH                  Yes        None      sole
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Essex Ppty Tr Inc       Com    297178105  $15,628.00      160,300    SH                  Yes        None      sole
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Federal Realty Invt   Sh Ben   313747206  $25,393.00      309,100    SH                  Yes        None      sole
Tr                    Int New
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Forest City             CL A   345550107  $12,145.00      273,300    SH                  Yes        None      sole
Enterprises Inc
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Kilroy Rlty Corp        Com    49427F108  $19,918.00      362,410    SH                  Yes        None      Sole
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Macerich Co             Com    554382101  $27,976.00      393,700    SH                  Yes        None      sole
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Magna Entmt Corp        CL A   559211107   $3,365.00    3,469,170    SH                  Yes        None      sole
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MI Devs Inc             CL A   55304X104  $23,709.00      850,700    SH                  Yes        None      sole
                        Sub Vtg
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Nationwide Health       Com    638620104   $1,405.00       44,800    SH                  Yes        None      sole
Pptys Inc
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Post Pptys Inc          Com    737464107   $8,460.00      240,900    SH                  Yes        None      sole
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ProLogis              Sh Ben   743410102  $18,304.00      288,800    SH                  Yes        None      sole
                        Int
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Public Storage          Com    74460D109  $14,844.00      202,200    SH                  Yes        None      sole
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Simon Ppty Group        Com    828806109   $3,049.00       35,100    SH                  Yes        None      Sole
Inc New
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Stratus Pptys Inc     Com New  863167201  $20,055.00      590,884    SH                  Yes        None      sole
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Starwood Hotels&        Com    85590A401  $19,703.00      447,500    SH                  Yes        None      sole
Resorts Wrld
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Tanger Factory Outlet   Com    875465106  $13,329.00      353,450    SH                  Yes        None      Sole
Ctrs I
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Taubman Ctrs Inc        Com    876664103  $40,395.00      821,200    SH                  Yes        None      sole
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Proshares TR         Real Est  74347R552   $3,600.00       32,500    SH                  Yes        None      Sole
                        Pro
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Ventas Inc              Com    92276F100  $17,675.00      390,600    SH                  Yes        None      sole
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Vornado Rlty Tr       Sh Ben   929042109  $20,747.00      235,900    SH                  Yes        None      sole
                        Int
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Winthrop Rlty Tr      Sh Ben   976391102   $7,992.00    1,510,700    SH                  Yes        None      sole
                        Int
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                                         $469,728.00
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